Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognized in Income or Loss

Income tax recognized in income or loss:

	2024	2023
Current tax expense
Current period	179,142	192,388
Adjustment for prior periods	1,998	1,943
	181,140	194,331
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(39,578)	(20,102)
Variation in tax rate	(1,053)	1,551
Adjustment for prior periods	(2,270)	(3,893)
	(42,901)	(22,444)
Income tax expense	138,239	171,887

Summary of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income:

	2024			2023
		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	5,675	-	5,675	(881)	-	(881)
Defined benefit plan remeasurement gains	22,495	5,686	16,809	2,676	660	2,016
Gain (loss) on net investment hedge	(135,112)	977	(136,089)	37,913	(1,792)	39,705
Change in fair value of investment in equity securities	(7,962)	146	(8,108)	8,383	1,102	7,281
	(114,904)	6,809	(121,713)	48,091	(30)	48,121

Summary of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

		2024		2023
Income before income tax		560,723		676,764
Income tax using the Company’s
statutory tax rate	26.5%	148,592	26.5%	179,342

Increase (decrease) resulting from:
Rate differential between
jurisdictions	0.0%	200	0.1%	548
Variation in tax rate	-0.2%	(1,053)	0.2%	1,551
Non deductible expenses	1.2%	6,839	0.3%	2,005
Tax deductions and tax
exempt income	-3.0%	(17,021)	-2.2%	(14,909)
Adjustment for prior periods	0.0%	(272)	-0.3%	(1,950)
Multi-jurisdiction tax	0.2%	954	0.8%	5,300
	24.7%	138,239	25.4%	171,887